As filed with the Securities and Exchange Commission on January 18, 2013

File Nos.: 333-120487

811-21673

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 22	☒

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, N.Y. 10105

(Address of Principal Executive Office) (Zip Code)

(800) 221-5672

(Registrant’s Telephone Number, including Area Code)

EMILIE D. WRAPP

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, N.Y. 10105

(Name and address of Agent for Service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 18, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        This Post-Effective Amendment No. 20 relates solely to shares of the AllianceBernstein Bond Inflation Protection Portfolio, AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein High-Yield Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, AllianceBernstein Small-Mid Cap Growth Portfolio, AllianceBernstein Global Core Bond Portfolio, AllianceBernstein Volatility Management Portfolio and AllianceBernstein Multi-Asset Real Return Portfolio. No information contained in the Registrant's Registration Statement relating to the AllianceBernstein Global Research Growth Portfolio and AllianceBernstein Global Value Portfolio is amended and superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 18th day of January 2013.

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

By:	Robert M. Keith*
Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 20 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

1)	PRINCIPAL EXECUTIVE OFFICER:

	Robert M. Keith* Robert M. Keith	President and Chief Executive Officer	January 18, 2013

2)	PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER:

	/s/ Joseph J. Mantineo Joseph J. Mantineo	Treasurer and Chief Financial Officer	January 18, 2013

ALL OF THE TRUSTEES:

John H. Dobkin*
Michael J. Downey*
William H. Foulk, Jr.*
D. James Guzy*
Nancy P. Jacklin*
Robert M. Keith*
Garry L. Moody*
Marshall C. Turner, Jr.* Earl D. Weiner*

*By:	/s/ Stephen J. Laffey Stephen J. Laffey (Attorney-in-fact)		January 18, 2013

Index To Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase